Employee benefits - Underfunded pension plans, Measurement of plan assets at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	$ (13)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	3,778
Assets as at end of the year	339	$ 3,778
Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year		437
Return on plan assets	(32)	11
Assets purchases	1	67
Assets sold during the year	(3)	(109)
Translation adjustment	(20)
Transfer between surplus and deficit plans	(212)
Assets as at end of the year	140
Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	406
Return on plan assets	34	11
Assets purchases	315	71
Assets sold during the year	(350)	(113)
Translation adjustment	26	(34)
Assets as at end of the year		406
Trading equity securities [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	181	250
Return on plan assets	1	11
Assets sold during the year	(2)	(108)
Translation adjustment	(8)
Transfer between surplus and deficit plans	(164)
Assets as at end of the year	8	181
Trading equity securities [member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	(5)	10
Assets purchases	10	28
Assets sold during the year	(36)	(25)
Translation adjustment	4	(8)
Equity investments [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	53
Return on plan assets		14
Transfer between surplus and deficit plans	(53)
Assets as at end of the year		53
Equity investments [member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets purchases		39
Ifrs Real Estate Funds [Member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	3	5
Return on plan assets
Assets as at end of the year	6	3
Ifrs Real Estate Funds [Member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	(2)
Loan To Participants [Member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	1	2
Translation adjustment		(1)
Assets as at end of the year	1	1
Loan To Participants [Member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	26	16
Assets purchases	280	67
Assets sold during the year	(292)	(74)
Translation adjustment	8	(8)
Others [Member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	168	180
Return on plan assets	(33)	(14)
Translation adjustment	(10)	2
Assets as at end of the year	125	168
Investment property [member] | Underfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets purchases	1
Assets sold during the year	(1)	(1)
Translation adjustment	(2)	(1)
Transfer between surplus and deficit plans	5
Investment property [member] | Overfunded Pension Plans [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Return on plan assets	15	(15)
Assets purchases	25	4
Assets sold during the year	(22)	(14)
Translation adjustment	$ 14	$ (18)